Trade and other payables (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Trade and other payables [Abstract]
Domestic suppliers		R$ 243,186	R$ 176,447
Abroad suppliers	[1]	3,897	3,356
Advances from customers		2,220	2,086
Related parties	[2]	89,594	71,054
Other accounts payable		15,101	12,877
Total		353,998	265,820
Current		353,998	264,728
Non-current		R$ 0	R$ 1,092

[1]	The Company reclassified some comparative balances for consistent presentation and comparability with the current period, without any impact on its result, without changes in the totals of subgroups and without impact on the assessment of covenants.
[2]	The outstanding balances relate to transactions in the ordinary course of business with the Company’s shareholder Twilio Inc. (note 28).